Taxes - Schedule of Statutory EIT Rate and the Effective Tax (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Statutory EIT Rate and the Effective Tax [Abstract]
Income (Loss) before income taxes	$ 2,201,652	$ (5,634,218)	$ (19,005,691)
Provision for income taxes at statutory tax rate in the PRC	550,413	(1,483,426)	(3,054,079)
Temporary difference not recognized as deferred tax assets	78,721	1,483,426	3,054,079
Write-off of prior-year income tax receivables	565,588
Effect of expense for which no income tax is deductible	49,153
Total	$ 1,243,875